Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and contingencies
Commitments and contingencies

33      Commitments and contingencies

Tax contingencies

The Group has contingent liabilities related to potential tax claims arising in the ordinary course of business.

As of December 31, 2019, there are ongoing tax audits in various countries. Some of these tax enquiries have resulted in re-assessments, whilst others are still at an early stage and no re-assessment has yet been raised. Management is required to make estimates and judgments about the ultimate outcome of these investigations or litigations in determining legal provisions. Final claims or court rulings may differ from management estimates.

As of December 31, 2019, the Group has accrued for net tax provisions (excluding Uncertainty over Income Tax reported above in Note 4 under IFRIC 23 interpretation) in the amount of EUR 25,788 thousand (2018: EUR 19,675 thousand) as a result of the assessment of potential exposures due to uncertain tax positions as well as pending and resolved matters with the relevant tax authorities (Note 19).

In addition to the above tax risks, in common with other international groups, the conflict between the Group’s international operating model, the jurisdictional approach of tax authorities and some domestic tax requirements in relation to withholding tax and VAT compliance and recoverability rules, could lead to a further EUR 8,184 thousand in additional uncertainty on tax positions. The likelihood of future economic outflows with regard to these potential tax claims is however considered as only possible, but not probable. Accordingly, no provision for a liability has been made in these consolidated financial statements.

The Group may also be subject to other tax claims for which the risk of future economic outflows is currently evaluated to be remote.

Legal Proceedings with shareholders

Since May 2019, several class action lawsuits have been filed against the company and certain officers in the U.S. District Court for the Southern District of New York and the Kings County Supreme Court in New York. The claims in these cases relate to alleged misstatements and omissions of non-financial information in our initial public offering prospectus and statements made by our company in connection with our initial public offering. These actions remain in their preliminary stages.

Lease commitments

As disclosed in Note 17, the Group was committed to short term leases which at December 31, 2019 amounts to EUR 158 thousand (2018: EUR 9,230 thousand, Note 4).

Others

The Group is involved in several ongoing cases with suppliers and employees. The Group continuously reviews and assesses these claims and records provisions based on management judgments and estimates from consultant at each reporting date.

When assessing the possible outcomes of legal claims and contingencies, the Group takes into consideration the advice of the legal counsel, which are based on the best of their professional judgment and take into consideration the current stage of the proceedings and legal experience accumulated with respect to the various matters. As the results of the claims may ultimately be determined by courts, or otherwise settled, they may be different from such estimates.